Putnam Investments
One Post Office Square
Boston, MA 02109
September 16, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady Funds (Reg. Nos. (333-117134) (811-21598))
Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

     We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 to register shares of the Trust’s new series designated Putnam RetirementReady 2055 Fund and to update financial and other information for other series of the Trust. The summary section of the prospectus has been revised to comply with the amendments to form N-1A that took effect on March 31, 2009. The prospectus and statement of additional information also reflect other changes that Putnam plans to incorporate in the prospectuses and statements of additional information of Putnam funds as they are updated.

     The Amendment is marked to show changes from the prospectus and statement of additional information dated November 30, 2009, filed with the Commission on November 27, 2009. We are requesting selective review of only the marked text. The Amendment is expected to become effective on November 30, 2010.

     Any comments or questions on this filing may be directed to Karen R. Kay at 1-800-225-2465, Ext. 11105, or to the undersigned at 1-800-225-2465, Ext. 11139.

Very truly yours,

/s/ Laurie Grossman
Laurie Grossman
Assistant Vice President

cc: Philip Rohmer, Esq.